CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 234,144	$ 32,078	¥ 306,929
Restricted cash	49	7
Term deposits	125,108	17,140	169,756
Accounts receivable, net of allowances of RMB8,397 and RMB21,082 as of December 31, 2023 and 2024, respectively	67,097	9,192	59,206
Prepaid expenses and other current assets, net of allowances of RMB6,290 and RMB5,919 as of December 31, 2023 and 2024, respectively	82,513	11,304	94,835
Total current assets	508,911	69,721	630,726
Non-current assets
Property and equipment, net	26,410	3,618	32,013
Right-of-use assets	11,768	1,612	20,007
Other non-current assets	2,428	333	1,780
TOTAL ASSETS	549,517	75,284	684,526
LIABILITIES
TOTAL LIABILITIES	155,878	21,356	190,257
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB31,272 and RMB20,176 as of December 31, 2023 and 2024, respectively)	104,422	14,307	128,001
Deferred revenue and customer advances (including deferred revenue and customer advances of the consolidated VIEs without recourse to the Group of RMB42,768 and RMB40,198 as of December 31, 2023 and 2024, respectively)	40,397	5,534	44,949
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB5,781 and RMB4,758 as of December 31, 2023 and 2024, respectively)	6,798	931	7,647
Total current liabilities	151,617	20,772	180,597
Non-current liabilities
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB6,530 and RMB3,171 as of December 31, 2023 and 2024, respectively)	4,261	584	9,660
SHAREHOLDERS' EQUITY
Treasury stock	(34)	(5)	(97)
Additional paid-in capital	11,070,615	1,516,668	10,987,407
Accumulated other comprehensive income	86,410	11,838	77,363
Accumulated deficit	(10,763,674)	(1,474,617)	(10,570,747)
Commitments and Contingencies (Note 14)
TOTAL SHAREHOLDERS' EQUITY	393,639	53,928	494,269
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	549,517	75,284	684,526
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	241	33	305
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 81	$ 11	¥ 38